New and revised standards and interpretations issued but not yet effective	12 Months Ended
Oct. 31, 2019
New And Revised Standards And Interpretations Issued But Not Yet Effective [Abstract]
New and revised standards and interpretations issued but not yet effective [Text Block]

6. New and revised standards and interpretations issued but not yet effective

(a) IFRS 16 Leases

IFRS 16 replaces the previous guidance on leases. This standard provides a single recognition and measurement model to be applied by lessees to leases, with required recognition of assets and liabilities for most leases. This standard is effective for annual periods beginning on or after January 1, 2019, with early adoption permitted. The Company will adopt this new standard as of its effective date.

The Company has reviewed all of the Company's leasing arrangements as at October 31, 2019, in respect of the new lease standard. The standard will primarily affect the accounting of the Company's operating leases. At the reporting date, the Company has non-cancellable operating lease commitments of $132,165 CDN (Note 17). The Company intends to apply the simplified transition approach and will not restate comparative amounts to the year prior to adoption. The Company expects to approximately recognize net right-of-use assets of $74,307, current lease liabilities of $36,442, and non-current lease liabilities of $37,865. The Company does not expect any adjustment to opening accumulated deficit as at November 1, 2019. The Company expects that profit (loss) will decrease (increase) by approximately $4,374 for the year ended October 31, 2020 as a result of the application of IFRS 16.

(b) IFRIC 23 Uncertainty over income tax treatments

IFRIC 23 clarifies the application of recognition and measurement requirements in IAS 12, Income Taxes, when there is uncertainty over income tax treatments. It specifically addresses whether an entity considers each tax treatment independently or collectively, the assumptions an entity makes about the examination of tax treatments by taxation authorities, how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, and how an entity considers changes in facts and circumstances. IFRIC 23 will be effective for the annual periods beginning on or after January 1, 2019, with earlier application permitted. The Company will adopt this interpretation as of its effective date. The Company has performed a preliminary analysis and has not assessed any significant impacts as a result of the adoption of this standard.